Restricted cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Restricted Cash and Cash Equivalents

Restricted cash and cash equivalents consist of the following:

	As at March 31,
	2018	2019	2019
	(₹ in million)	(₹ in million)	(US dollars in million)
Cash at banks[1]	2,314	1,040	15
Short term deposits[2]	169	—	—

	2,483	1,040	15

1

Cash at banks is restricted in use as it relates to unclaimed dividends of ₹ 909 million and ₹ 960 million ($ 14 million) as at March 31, 2018 and March 31, 2019 respectively. Further it includes ₹ 1,405 million and ₹ Nil ($ Nil) as at March 31, 2018 and March 31, 2019 representing unpaid dividend amount which is required to be remitted to minority shareholders within 30 days from the date of declaration of dividend. The said amount of unpaid dividend has been classified as cash and cash equivalent for the purpose of Statement of Cash flows. It also includes earmarked escrow amount of ₹ Nil and ₹ 80 million ($ 1 million) as at March 31, 2018 and March 31, 2019 respectively, out of which ₹ 19 millon ($ 0 million) relates to unclaimed redeemable preference shares.

2	includes ₹ 169 million and ₹ Nil ($ Nil) held as collateral in respect of closure cost as at March 31, 2018 and March 31, 2019 respectively.